OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 1,381	$ 1,696
Accrued expenses	1,747	1,493
Government authorities	697	529
Uncertain tax positions	1,113	1,053
Others	114	106
Other accounts payable and accrued expenses	$ 5,052	$ 4,877